Share Capital - Schedule of RSUs Outstanding (Details) - DevvStream Corp [Member] - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Jul. 31, 2025 shares
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	148,308
Number of RSUs Vested	121,491
November302021 Member
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	917
Number of RSUs Vested	917
December242021 Member
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	38,232
Number of RSUs Vested	32,496
March12022 Member
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	1,009
Number of RSUs Vested	1,009
March142022 Member
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	62,702
Number of RSUs Vested	53,985
July302024 Member
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	14,862
Number of RSUs Vested	7,086
March262025 Member
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	30,586
Number of RSUs Vested	25,998